Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2016
Accounts receivable
Accounts receivable
In millions	December 31,	2016	2015
Freight		$752	$705
Non-freight		151	180
Gross accounts receivable		903	885
Allowance for doubtful accounts		(28)	(7)
Net accounts receivable		$875	$878